LEASES AND SHIP CHARTERS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Current lease liabilities	$ 32,432	$ 22,058
Ships [member]
Statement1 [Line Items]
Current lease liabilities	$ 4,763,000	$ 0
Ship Owned [Member]
Statement1 [Line Items]
Operating lease remaining lease term	2 months
Operating lease option to extend	11 months